Intangible Asset	12 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSET

5 — INTANGIBLE ASSET

Intangible asset consists of the following:

	March 31, 2019	March 31, 2018
Software	$2,305	$1,867
Less-Accumulated Amortization	(1,378)	(498)
Total, net	$927	$1,369

For the years ended March 31, 2019, 2018 and 2017, amortization expense was $886, $322 and $256, respectively. The weighted average remaining useful life of the asset is approximately 51 months.